Note 3 - Revenue From Contracts With Customers 2 (Details Textual) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 $ in Thousands	Dec. 31, 2019 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 300,499
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year